Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Working capital	$ 1,000,000	¥ 6,900,000
Accumulated deficits	29,000,000					¥ 196,500,000
Net Income (Loss)	(427,352)	(2,900,000)		¥ (62,019,599)	¥ 13,251,753
Operating cash outflows	8,700,000	59,000,000		20,700,000	3,800,000
Cash	800,000					5,400,000
Accounts receivable	$ 6,366,895	43,200,017		(3,938,524)	65,456,574
Credit facility agreement (in Yuan Renminbi)		¥ 30,000,000
Carrying value (in Yuan Renminbi)						120,000,000
Accounts receivable credit losses (in Yuan Renminbi)						3,382,480	¥ 12,345,318
Residual value rate	5.00%	5.00%
Impairment for right-of-use lease assets (in Dollars) | $
Deferred contract costs (in Dollars) | $
Value-added taxes	6.00%	6.00%
Income tax benefits	50.00%	50.00%
Tax liability (in Yuan Renminbi)		¥ 100,000
Government grants (in Yuan Renminbi)							1,800,000
Grants receivable (in Yuan Renminbi)					1,800,000
Account insured by government maximum limit (in Yuan Renminbi)		500,000
Impairment of long-lived assets
Cash, FDIC Insured Amount	$ 1,866,112					12,661,754	6,119,295
Deposit of long-term investments	851,130					5,775,000	¥ 12,475,000
Limited partnership		2,500,000
Carrying Amount		4,490,000
Initial investment cost		5,000,000
Impairment loss		6,060,000.00
Legal proceedings		1,182,874
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	21,200,000	143,700,000
Current liabilities	$ 27,700,000					¥ 187,800,000
Long-term Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Net Income (Loss)		¥ (510,000)
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	22.00%	22.00%	11.00%	11.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.00%	16.00%	22.00%	22.00%
Customer Concentration Risk [Member] | Customer One [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					14.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			14.00%	14.00%	13.00%
Long-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Long-term investments	40.00%					40.00%
Deposit of long-term investments						¥ 13,050,000.00
Carrying Amount		¥ 4,490,000
Impairment loss		6,060,000.00
Long-Term Investments [Member] | Partnership [Member]
Summary of Significant Accounting Policies [Line Items]
Long-term investments	2.6316%					2.6316%
Zhonglian [Member]
Summary of Significant Accounting Policies [Line Items]
Long-term investments	51.00%					51.00%
Carrying Amount		¥ 6,060,000.00
Percentage of Minority Shareholder	49.00%	49.00%
Limited Liability Company [Member]
Summary of Significant Accounting Policies [Line Items]
Long-term investments	40.00%					40.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	15.00%	15.00%	22.00%	22.00%	11.00%
Vendor One [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	40.00%	40.00%	13.00%	13.00%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances	1					1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of balances	6.7851					6.7851